WHITEHALL FUNDS TRUST
                                  ANNUAL REPORT

                                NOVEMBER 30, 2000

            [GRAPHIC OMITTED: LOGO W 1923]

                                          WHITEHALL GROWTH FUND
                                          WHITEHALL GROWTH AND INCOME FUND
                                          WHITEHALL INCOME FUND
                                          WHITEHALL MONEY MARKET FUND

                                          IBJ WHITEHALL (BULLET) FINANCIAL GROUP

                              WHITEHALL FUNDS TRUST

--------------------------------------------------------------------------------

Fellow Shareholders:

       We are pleased to submit this Annual Report of The Whitehall Funds Trust for the fiscal year ending November 30, 2000.

COMMENTARY
----------

The U.S. stock market, as measured by the S&P 500, finished its worst year since the 1970's. For the year 2000, the S&P 500 declined 9%, its worst performance since 1977. The Dow Jones Industrial Average closed the year down 5%, its worst performance since 1981 and the NASDAQ Composite Index, heavily weighted with technology stocks, finished the year down 39%, its worst year since it was created in 1971. From its high in March to its low in December, the NASDAQ declined by 55%. The last decline of similar magnitude occurred between January 1973 and October 1974 when the NASDAQ declined 60%.

Despite this remarkably adverse environment, the Whitehall Growth Fund and the Whitehall Growth and Income Fund continued to outperform their benchmarks by significant margins. The Whitehall Growth Fund outperformed the S&P 500 by 7 percentage points during the year ending December 31, and the Whitehall Growth and Income Fund outperformed its benchmark by 5.4 percentage points. As is evident from the graphs which appear on pages 3-5 of the Annual Report, the long term performance of all of the Whitehall Funds continues to be impressive.

Looking ahead however, the issue for investors is corporate earnings. Real GDP growth has slowed from more than 5% in the June quarter to 2.2% in the third quarter, with a continued decline in the fourth quarter. This abrupt slowdown is manifested in the recent round of negative earnings announcements which, in turn, has led to investor caution. The question for investors with respect to the economy and earnings is: are we looking across a valley or a canyon? Too much uncertainty presently exists for investors to discern the answer. The risk remains that despite the Fed's efforts to engineer a soft landing, the economy may be having a hard landing. Consumers have been saving at a negligible rate and with stock market gains evaporating and the job outlook less certain, they may choose to replenish savings at the expense of consumption. Moreover, lenders are becoming more restrictive in providing credit as they face credit quality and loan loss problems. Corporations too, faced with slower profit growth, may invest more cautiously and reduce capital spending.

As the magnitude of the economic slowdown and its impact on earnings became apparent in late 2000, we became more defensive by raising cash. We maintained our positions in those companies with promising fundamentals. We believe that this leaves us well positioned for the stock market's ultimate recovery.

--------------------------------------------------------------------------------

While concerns exist, there are also positives on the horizon. The Fed has started to lower interest rates, oil prices have declined from their peaks, inflation remains contained and the Euro is beginning to strengthen which is a positive for multinational corporate profits. Strong gains in productivity continue and the tax cuts proposed by President Bush, if enacted, will provide fiscal stimulus to a slowing economy. Further, with the stock market's decline, valuation levels have become more attractive.

Lower interest rates, energy prices and valuation levels all set the stage for a more constructive stock market. Lower interest rates have historically been favorable for growth stocks, particularly in the technology, health care, consumer cyclical and financial services areas. We are currently represented in these sectors and we will continue to look for new opportunities. We believe that sometime in the second half of 2001 earnings estimates will experience broad based improvement and the market will rebound dramatically.

NEW ITEMS
---------

We are pleased to announce that we are adding two new funds to the Whitehall Funds family. In February, 2001, we will begin offering shares in the Whitehall High Yield Fund, a new fund seeking current income which will be sub-advised by our affiliate, Fountain Capital Management, LLC., and the Whitehall Enhanced Index Fund, an equity fund which seeks to replicate, and improve upon, the performance of the S&P 500 stock index.

We will also be launching a website for the Whitehall Funds family in February. Our address will be www.thewhitehallfunds.com.

CONCLUSION
----------

As you review the performance of each of our Funds on the following pages, you will see that for the majority of our shareholders 2000 was a relatively good year. Still, we approach the new year with caution. While it is always gratifying to report above-average investment returns, we are at the same time guided by our dual mandate which is to grow and preserve our clients' wealth by pursuing investments which do not expose you to undue levels of risk.


Respectfully submitted,


/S/ SIGNATURE  MARC KELLER

Marc Keller
Chief Investment Officer

MANAGEMENT'S DISCUSSION
WHITEHALL FUNDS TRUST
--------------------------------------------------------------------------------
WHITEHALL GROWTH FUND

A $10,000 investment in the Whitehall Growth Fund, made on the inception date, would have increased to $34,991 (as of November 30, 2000). The graph below shows how this compares to our benchmark over the same period. Total return for the Fund was 1.96% for the year ended November 30, 2000.

The Fund's performance is compared to the Standard & Poor's 500 Stock Index, which reflects the performance of the U.S. Stock Market as a whole. The index is unmanaged, and therefore does not incur the fees associated with a mutual fund, such as investment management and fund administration fees. The performance of the Whitehall Growth Fund is net of all fees.

[GRAPHIC OMITTED: EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC]

              WHITEHALL    STANDARD AND POOR'S
            GROWTH FUND      500 STOCK INDEX
2/1/95         10000             10000
3/95           10730             10695
6/95           11390             11715
9/95           12400             12645
12/95          13135             13406
3/96           14276             14125
6/96           14495             14758
9/96           14899             15214
12/96          15845             16481
3/97           16173             16924
6/97           18264             19876
9/97           19778             21365
12/97          20585             21979
3/98           22947             25042
6/98           22531             25874
9/98           20039             23306
12/98          25708             28266
3/99           27999             29673
6/99           29749             31765
9/99           29945             29873
12/99          36644             34212
3/00           44573             34995
6/00           45099             34064
9/00           43210             33734
11/00          34991             30944



     ---------------------------------------------
                 WHITEHALL GROWTH FUND
              AVERAGE ANNUAL TOTAL RETURN
               AS OF NOVEMBER 30, 2000*
     ---------------------------------------------
                                   SINCE INCEPTION
     1 YEAR            3 YEAR         (2/1/95)
     ---------------------------------------------
      1.96%            20.20%          23.98%
     ---------------------------------------------

* Without certain fee waivers, returns would have been lower.
Past performance is not predictive of future results. At any time the investment return and NAV will fluctuate, so that an investor's shares may be worth more or less than the original cost.

MANAGEMENT'S DISCUSSION
WHITEHALL FUNDS TRUST
--------------------------------------------------------------------------------
WHITEHALL GROWTH AND INCOME FUND

A $10,000 investment in the Whitehall Growth and Income Fund, made on the inception date would have increased to $22,593 (as of November 30, 2000). The graph below shows how this compares to our benchmark over the same period. Total return for the Fund was 6.93% for the year ended November 30, 2000.

The Fund's performance is compared to the Lehman Intermediate Government Credit Bond Index, which reflects the performance of U.S. Treasury and Government issues with maturities of 1 to 10 years, and investment grade corporate bonds with maturities of 1 to 10 years, and the Standard & Poor's 500 Stock Index, which reflects the performance of the U.S. stock market as a whole. The indices are unmanaged, and therefore do not incur the fees associated with a mutual fund, such as investment management and fund administration fees. The performance of the Whitehall Growth & Income Fund is net of all fees.

[GRAPHIC OMITTED: EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC]

          WHITEHALL GROWTH    STANDARD AND POOR'S     LEHMAN INTERMEDIATE
           AND INCOME FUND     500 STOCK INDEX    GOVERNMENT CREDIT BOND INDEX
2/1/95          10000                 10000                  10000
3/95            10540                 10695                  10265
6/95            11099                 11715                  10778
9/95            11656                 12645                  10956
12/95           12222                 13406                  11342
3/96            12673                 14125                  11247
6/96            12807                 14758                  11318
9/96            13048                 15214                  11519
12/96           13721                 16481                  11801
3/97            13662                 16924                  11787
6/97            17798                 19876                  12135
9/97            15807                 21365                  12463
12/97           16048                 21979                  12729
3/98            17122                 25042                  12928
6/98            17190                 25874                  13171
9/98            16886                 23306                  13763
12/98           18922                 28266                  13804
3/99            19102                 29673                  13778
6/99            19998                 31765                  13723
9/99            19654                 29783                  13849
12/99           22093                 34212                  13817
3/00            26646                 34995                  14189
6/00            27059                 34064                  14395
9/00            26721                 33734                  14808
11/00           22593                 30944                  15156

     ---------------------------------------------
           WHITEHALL GROWTH AND INCOME FUND
              AVERAGE ANNUAL TOTAL RETURN
               AS OF NOVEMBER 30, 2000*
     ---------------------------------------------
                                   SINCE INCEPTION
     1 YEAR            3 YEAR         (2/1/95)
     ---------------------------------------------
      6.93%            12.64%          15.01%
     ---------------------------------------------

* Without certain fee waivers, returns would have been lower.
Past performance is not predictive of future results. At any time the investment return and NAV will fluctuate, so that an investor's shares may be worth more or less than the original cost.

MANAGEMENT'S DISCUSSION
WHITEHALL FUNDS TRUST
--------------------------------------------------------------------------------
WHITEHALL INCOME FUND

A $10,000 investment in the Whitehall Income Fund, made on the inception date would have increased to $14,071 (as of November 30, 2000). The graph below shows how this compares to our benchmark over the same period. Total return for the Fund was 4.49% for the year ended November 30, 2000.

The Fund's performance is compared to the Lehman Intermediate Government Credit Bond Index, which reflects the performance of U.S. Treasury and Government issues with maturities of 1 to 10 years, and investment grade corporate bonds with maturities of 1 to 10 years. The index is unmanaged, and therefore does not incur the fees associated with a mutual fund, such as investment management and fund administration fees. The performance of the Whitehall Income Fund is net of all fees.

[GRAPHIC OMITTED: EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC]

              WHITEHALL    LEHMAN INTERMEDIATE GOVERNMENT
             INCOME FUND         CREDIT BOND INDEX
2/1/95          10000                 10000
3/95            10320                 10265
6/95            10780                 10778
9/95            10931                 10956
12/95           11359                 11342
3/96            11133                 11247
6/96            11130                 11318
9/96            11286                 11519
12/96           11612                 11801
3/97            11513                 11787
6/97            11903                 12135
9/97            12313                 12463
12/97           12646                 12729
3/98            12825                 12928
6/98            13122                 13171
9/98            13741                 13763
12/98           13752                 13804
3/99            13602                 13778
6/99            13431                 13723
9/99            13480                 13849
12/99           13381                 13817
3/00            13672                 14189
6/00            13802                 14395
9/00            14175                 14808
12/00           14071                 15156


     ---------------------------------------------
                 Whitehall Income Fund
              Average Annual Total Return
               as of November 30, 2000*
     ---------------------------------------------
                                   Since Inception
     1 Year            3 Year         (2/1/95)
     ---------------------------------------------
      4.49%             3.89%           6.04%
     ---------------------------------------------

* Without certain fee waivers, returns would have been lower.
** Without capital contributions the 1 year total return would have been 3.49%. Past performance is not predictive of future results. At any time the investment return and NAV will fluctuate, so that an investor's shares may be worth more or less than the original cost.

WHITEHALL FUNDS TRUST
GROWTH FUND
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2000
--------------------------------------------------------------------------------


    SHARES                                                      VALUE
    ------                                                      -----

 COMMON STOCKS -- 90.14%
              BANKING -- 2.62%
    71,200    Wells Fargo & Co.....................     $       3,377,550
                                                        -----------------
              BEVERAGES -- 0.94%
    26,700    PepsiCo, Inc.........................             1,211,512
                                                        -----------------
              COMPUTERS -- 7.69%
    89,000    EMC Corp./Mass.*.....................             6,619,375
    53,400    Gateway 2000*........................             1,014,600
    71,200    Hewlett-Packard Co...................             2,251,700
                                                        -----------------
                                                                9,885,675
                                                        -----------------
              DIVERSIFIED MANUFACTURING -- 5.63%
    93,400    General Electric Co..................             4,629,137
    53,400    Honeywell International, Inc.........             2,603,250
                                                        -----------------
                                                                7,232,387
                                                        -----------------
              ELECTRONICS -- 0.55%
    13,556    Agilent Technologies, Inc.*..........               707,454
                                                        -----------------
              ENTERTAINMENT -- 5.04%
   169,100    AT&T Corp. - Liberty Media Corp.* ...             2,293,419
    89,000    Fox Entertainment Group, Inc.,
              Class A*.............................             1,424,000
    44,500    Time Warner, Inc.....................             2,759,000
                                                        -----------------
                                                                6,476,419
                                                        -----------------
              FINANCIAL SERVICES -- 5.28%
    53,400    Household International, Inc. .......             2,663,325
    71,200    Merrill Lynch & Co...................             4,120,700
                                                        -----------------
                                                                6,784,025
                                                        -----------------
              HEALTH CARE -- 5.28%
    26,700    Baxter International, Inc............             2,311,219
    44,750    Cardinal Health, Inc.................             4,472,203
                                                        -----------------
                                                                6,783,422
                                                        -----------------
              HOUSEHOLD PRODUCT -- 2.44%
    53,400    Colgate-Palmolive Co.................             3,137,250
                                                        -----------------
              INSURANCE -- 4.28%
    56,750    American International
                Group, Inc.........................             5,501,203
                                                        -----------------
              Oil and Gas -- 3.79%
    36,803    Exxon Mobil Corp.....................             3,238,664
    48,900    Halliburton Co.......................             1,632,037
                                                        -----------------
                                                                4,870,701
                                                        -----------------
              PHARMACEUTICALS -- 9.88%
    94,300    Amgen, Inc.*.........................             5,999,837
    53,400    Bristol-Myers Squibb Co..............             3,701,288
    67,600    Pfizer, Inc..........................             2,995,525
                                                        -----------------
                                                               12,696,650
                                                        -----------------


    SHARES                                                      VALUE
    ------                                                      -----

              RESTAURANTS -- 2.87%
   115,700    McDonald's Corp......................     $       3,687,938
                                                        -----------------
              RETAIL -- 4.96%
   115,700    Costco Cos., Inc.*...................             3,774,713
    80,100    Kroger Co.*..........................             2,122,650
    71,200    Office Depot, Inc.*..................               471,700
                                                        -----------------
                                                                6,369,063
                                                        -----------------
              SEMICONDUCTORS -- 19.00%
   213,600    Altera Corp.*........................             5,113,050
   106,800    Intel Corp...........................             4,065,075
   124,600    Maxim Integrated
                Products, Inc.*....................             6,354,600
    53,400    Micron Technology, Inc.*.............             1,682,100
    53,400    Texas Instruments, Inc...............             1,992,488
   133,500    Xilinx, Inc.*........................             5,206,500
                                                        -----------------
                                                               24,413,813
                                                        -----------------
              TECHNOLOGY -- 8.46%
   115,700    Applied Materials, Inc.*.............             4,678,619
   100,100    Molex, Inc...........................             4,110,356
    80,100    Novellus Systems, Inc.*..............             2,077,594
                                                        -----------------
                                                               10,866,569
                                                        -----------------
              TELECOMMUNICATIONS -- 1.43%
    53,400    Sprint Corp. (FON Group).............             1,228,279
    26,700    Sprint Corp. (PCS Group)*............               605,756
                                                        -----------------
                                                                1,834,035
                                                        -----------------
              TOTAL COMMON STOCKS .................           115,835,666
                                                        -----------------
              (Cost $60,657,405)

 CASH EQUIVALENTS -- 9.69%
12,452,242    Bank of New York Cash
              Reserve Fund.........................            12,452,242
                                                        -----------------
              TOTAL CASH EQUIVALENTS ..............            12,452,242
                                                        -----------------
              (Cost $12,452,242)
              TOTAL INVESTMENTS-- 99.83% ..........           128,287,908
                                                        -----------------
              (Cost $73,109,647)
              OTHER ASSETS
              NET OF LIABILITIES-- 0.17%...........               212,139
                                                        -----------------
              NET ASSETS-- 100.00%.................     $     128,500,047
                                                        =================
  -------------------------------
 * Non-income producing security.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

WHITEHALL FUNDS TRUST
GROWTH AND INCOME FUND
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2000
--------------------------------------------------------------------------------


    SHARES                                                      VALUE
    ------                                                      -----

 COMMON STOCKS -- 56.47%
              BANKING -- 1.65%
    23,000    Wells Fargo & Co.....................     $       1,091,062
                                                        -----------------
              BEVERAGES -- 1.86%
    27,000    PepsiCo, Inc.........................             1,225,125
                                                        -----------------
              COMPUTERS -- 1.31%
    27,200    Hewlett-Packard Co...................               860,200
                                                        -----------------
              CONSUMER GOODS -- 1.64%
    15,400    Kimberly-Clark Corp..................             1,077,037
                                                        -----------------
              DIVERSIFIED MANUFACTURING -- 4.34%
    39,900    General Electric Co..................             1,977,544
    18,000    Honeywell International, Inc.........               877,500
                                                        -----------------
                                                                2,855,044
                                                        -----------------
              ELECTRONICS -- 0.41%
     5,187    Agilent Technologies, Inc.*..........               270,699
                                                        -----------------
              ENTERTAINMENT -- 1.13%
    12,000    Time Warner, Inc.....................               744,000
                                                        -----------------
              FINANCIAL SERVICES -- 1.52%
    20,000    Household International, Inc.........               997,500
                                                        -----------------
              Food Service -- 1.68%
    20,000    Sysco Corp...........................             1,105,000
                                                        -----------------
              HEALTH CARE -- 2.46%
    12,000    Baxter International, Inc............             1,038,750
     5,835    Cardinal Health, Inc.................               583,135
                                                        -----------------
                                                                1,621,885
                                                        -----------------
              HOUSEHOLD PRODUCT -- 1.43%
    16,000    Colgate-Palmolive Co.................               940,000
                                                        -----------------
              INSURANCE -- 2.76%
    18,750    American International Group, Inc....             1,817,578
                                                        -----------------
              OIL AND GAS -- 3.46%
    25,861    Exxon Mobil Corp.....................             2,275,768
                                                        -----------------
              PHARMACEUTICALS -- 5.76%
    30,000    Amgen, Inc.*.........................             1,908,750
     8,000    Bristol-Myers Squibb Co..............               554,500
    30,000    Pfizer, Inc..........................             1,329,375
                                                        -----------------
                                                                3,792,625
                                                        -----------------


    SHARES                                                      VALUE
    ------                                                      -----

              RESTAURANTS -- 1.69%
    35,000    McDonald's Corp......................     $       1,115,625
                                                        -----------------
              RETAIL -- 4.25%
    25,000    Costco Cos., Inc.*...................               815,625
    12,000    CVS Corp.  ..........................               682,500
    41,600    Kroger Co.*..........................             1,102,400
    30,000    Office Depot, Inc.*..................               198,750
                                                        -----------------
                                                                2,799,275
                                                        -----------------
              SEMICONDUCTORS -- 13.29%
    80,000    Altera Corp.*........................             1,915,000
    30,000    Intel Corp.  ........................             1,141,875
    54,000    Maxim Integrated Products, Inc.* ....             2,754,000
    24,000    Micron Technology, Inc.*.............               756,000
    56,000    Xilinx, Inc.*........................             2,184,000
                                                        -----------------
                                                                8,750,875
                                                        -----------------
              TECHNOLOGY -- 5.83%
    44,000    Applied Materials, Inc.*.............             1,779,250
    31,250    Molex, Inc.  ........................             1,283,203
    30,000    Novellus Systems, Inc.*..............               778,125
                                                        -----------------
                                                                3,840,578
                                                        -----------------
              TOTAL COMMON STOCKS .................            37,179,876
                                                        -----------------
              (Cost $19,392,388)


                                             CREDIT
  PAR VALUE                               RATINGS(DAGGER)
  ---------                               ---------

  CORPORATE OBLIGATIONS -- 19.96%
              AUTOMOBILES -- 1.37%
$  500,000    Cooper Tire & Rubber Co.
              7.625%, 03/15/27...........   A3/BBB+               394,901
   500,000    DaimlerChrysler, NA
              Holdings Corp.
              7.750%, 06/15/05...........     A1/A+               507,364
                                                        -----------------
                                                                  902,265
                                                        -----------------
              BANKING -- 3.05%
   500,000    Chase Manhattan Corp.
              Subordinated Notes
              7.125%, 02/01/07...........     A2/A-               496,172
 1,000,000    Deutsche Ausgleichsbank
              6.500%, 09/15/04....... ...    AAA/NR             1,001,128
   500,000    Santander Financial Issuances,
              Yankee
              7.875%, 04/15/05...........      A1/A               512,097
                                                        -----------------
                                                                2,009,397
                                                        -----------------


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

WHITEHALL FUNDS TRUST
GROWTH AND INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) - NOVEMBER 30, 2000
--------------------------------------------------------------------------------


                                             CREDIT
  PAR VALUE                               RATINGS(DAGGER)     VALUE
  ---------                               ---------           -----

              COMMERCIAL SERVICES -- 0.62%
$  500,000    Comdisco, Inc., Senior Notes
              9.500%, 08/15/03........... Baa1/BBB+     $         410,000
                                                        -----------------
              COMPUTERS -- 1.20%
   500,000    International Business
              Machine Corp.
              6.000%, 11/30/04...........     A1/NR               486,500
   300,000    Sun Microsystems, Inc.,
              Senior Notes
              7.000%, 08/15/02........... Baa1/BBB+               300,654
                                                        -----------------
                                                                  787,154
                                                        -----------------
              FINANCIAL SERVICES -- 4.95%
   500,000    Abbey National Plc,
              Subordinated Notes
              6.690%, 10/17/05...........   Aa3/AA-               497,736
   800,000    Advanta Corp., Series C, MTN
              7.300%, 07/30/01...........      B2/B               765,874
   500,000    CIT Group Inc.
              7.625%, 08/16/05...........     A1/A+               502,162
   500,000    Enhance Financial Services
              Group, Debentures
              6.750%, 03/01/03...........     A2/A+               501,213
   500,000    Loews Corp., Notes
              6.750%, 12/15/06...........    A1/AA-               480,528
   500,000    Qwest Capital Funding, Inc.
              7.750%, 08/15/06 (A).......  Baa/BBB+               509,650
                                                        -----------------
                                                                3,257,163
                                                        -----------------
              INDUSTRIAL GOODS AND SERVICES -- 2.71%
   550,000    Case Corp.
              6.250%, 12/01/03........... Baa3/BBB-               374,144
   500,000    Emerson Electric Co.
              7.875%, 06/01/05...........   Aa1/AA-               527,472
   600,000    P.H. Glatfelter Co., Notes,
              Series B
              6.875%, 07/15/07........... Baa2/BBB+               577,700
   300,000    PPG Industries, Inc., Notes
              6.750%, 08/15/04...........      A1/A               302,045
                                                        -----------------
                                                                1,781,361
                                                        -----------------


                                             CREDIT
  PAR VALUE                               RATINGS(DAGGER)     VALUE
  ---------                               ---------           -----

              OIL AND GAS -- 1.77%
$  350,000    Amoco Canada Petroleum Co.,
              Yankee
              7.950%, 10/01/22...........   Aa1/AA+     $         370,391
   500,000    Amoco Co.
              6.000%, 06/09/08...........   Aa1/AA+               479,335
   304,000    Imperial Oil, Ltd.,
              Debenture, Yankee
              8.750%, 10/15/19...........   Aa2/AA+               314,714
                                                        -----------------
                                                                1,164,440
                                                        -----------------
              SEMICONDUCTORS -- 0.74%
   500,000    Texas Instruments, Inc.
              6.125%, 02/01/06...........      A3/A               488,490
                                                        -----------------
              TELECOMMUNICATIONS -- 2.37%
 1,000,000    At Home Corp.
              4.750%, 12/15/06...........     B3/B-               555,000
   500,000    Clear Channel
              Communications, Inc.
              Senior Notes
              7.650%, 09/15/09........... Baa3/BBB-               494,645
   500,000    Motorola Inc.
              7.625%, 11/15/10...........     A1/A+               512,228
                                                        -----------------
                                                                1,561,873
                                                        -----------------
              TRANSPORTATION -- 1.18%
   300,000    Norfolk Southern Railway,
              Equipment Trust
              5.950%, 04/01/07...........    Aa3/A+               285,933
   495,308    Northwest Airlines Corp.
              7.950%, 03/01/15...........      A2/A               488,443
                                                        -----------------
                                                                  774,376
                                                        -----------------
              TOTAL CORPORATE OBLIGATIONS..                     13,136,519
                                                        -----------------
              (Cost $13,387,020)

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

WHITEHALL FUNDS TRUST
GROWTH AND INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) - NOVEMBER 30, 2000
--------------------------------------------------------------------------------


                                             CREDIT
  PAR VALUE                               RATINGS(DAGGER)     VALUE
  ---------                               ---------           -----

 ASSET-BACKED SECURITIES -- 8.41%
$  352,816    ABN AMRO Mortage Corp.,
              Series 2000-1, Class A4
              7.650%, 02/25/30...........   Aaa/AAA     $         356,175
   500,000    Associates Automobile
              Receivables Trust,
              Series 2000-2, Class A-3
              6.820%, 02/15/05...........   Aaa/AAA               503,359
   300,000    Capital Auto Receivables Asset
              Trust, Series 1999-2, Class A4
              6.300%, 05/15/04...........   Aaa/AAA               299,565
   500,000    Discover Card Master Trust I,
              Series 1999-6, Class A
              6.850%, 07/17/07...........   Aaa/AAA               506,248
   487,603    First Union National Bank
              Commercial Mortgage,
              Series 2000-C1, Class-A1
              7.739%, 07/15/09...........   Aaa/AAA               509,802
   500,000    GMAC Commercial Mortgage
              Securities Inc.,
              Series 1997-C2, Class A3
              6.566%, 11/15/07...........    Aaa/NR               489,668
   500,000    Household Automotive Trust IV,
              Series 2000-1, Class A4
              7.480%, 12/18/06...........   Aaa/AAA               514,800
   500,000    MBNA Master Credit Card Trust,
              Series 1999-G, Class A
              6.350%, 12/15/06...........   Aaa/AAA               500,995
   500,000    MMCA Automobile Trust,
              Series 2000-2, Class A3
              6.780%, 10/15/04...........   Aaa/AAA               503,969
   342,499    PNC Mortgage Acceptance Corp.,
              Series 2000-C1, Class A1
              7.520%, 06/15/08...........    Aaa/NR               354,332
   500,000    Residential Asset Securitization
              Trust, Series 1998-A9,
              Class 2A8
              6.750%, 09/25/28...........    NR/AAA               490,610
   500,000    World Omni Automobile
              Receivables Trust,
              Series 2000-A, Class A3
              7.130%, 02/16/04...........   Aaa/AAA               506,280
                                                        -----------------
              TOTAL ASSET-BACKED SECURITIES...                  5,535,803
                                                        -----------------
              (Cost $5,425,189)


                                             CREDIT
  PAR VALUE                               RATINGS(DAGGER)     VALUE
  ---------                               ---------           -----

 U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 15.21%
              Federal Home Loan
              Mortgage Corporation -- 0.80%
$  100,000    7.000%, 03/15/10...........   Aaa/AAA     $         103,866
   421,368    7.500%, 12/15/27...........   Aaa/AAA               421,254
                                                        -----------------
                                                                  525,120
                                                        -----------------
              FEDERAL NATIONAL
              MORTGAGE ASSOCIATION -- 8.05%
       331    6.500%, 08/25/04...........   Aaa/AAA                   329
   967,021    7.500%, 02/01/15...........   Aaa/AAA               981,224
   482,334    7.000%, 06/01/15...........   Aaa/AAA               483,539
   975,814    7.000%, 07/01/15...........   Aaa/AAA               978,254
   440,443    7.000%, 04/18/28...........   Aaa/AAA               441,689
   457,685    7.000%, 08/01/29...........   Aaa/AAA               453,251
 1,000,000    7.000%, 12/31/30 (B).......   Aaa/AAA               990,000
 1,000,000    6.500%, 12/31/30 (B).......   Aaa/AAA               971,563
                                                        -----------------
                                                                5,299,849
                                                        -----------------
              GOVERNMENT NATIONAL
              MORTGAGE ASSOCIATION -- 0.09%
    49,331    13.000%, 03/15/12...... ...   Aaa/AAA                56,669
                                                        -----------------
              U.S. TREASURY NOTES -- 6.27%
 3,100,000    6.000%, 09/30/02...........   Aaa/AAA             3,118,366
 1,000,000    5.875%, 11/15/04...........   Aaa/AAA             1,012,020
                                                        -----------------
                                                                4,130,386
                                                        -----------------
              TOTAL U.S. GOVERNMENT
              AND AGENCY OBLIGATIONS ........                  10,012,024
                                                        -----------------
              (Cost $9,911,461)

                 See accompanying notes to financial statements.

WHITEHALL FUNDS TRUST
GROWTH AND INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) - NOVEMBER 30, 2000
--------------------------------------------------------------------------------


    SHARES                                                      VALUE
    ------                                                      -----

 CASH EQUIVALENTS -- 1.98%
 1,304,068    Bank of New York Cash
              Reserve Fund.........................     $       1,304,068
                                                        -----------------
              TOTAL CASH EQUIVALENTS ..............             1,304,068
                                                        -----------------
              (Cost $1,304,068)
              Total Investments-- 102.03% .........            67,168,290
                                                        -----------------
              (Cost $49,420,126)
              LIABILITIES IN EXCESS OF
              OTHER ASSETS-- (2.03)%...............            (1,339,229)
                                                        -----------------
              NET ASSETS-- 100.00%.................     $      65,829,061
                                                        =================
 ---------------------------------
 *       Non-income producing security.
 (A) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold, in transactions exempt from registration, to qualified institutional buyers. At November 30, 2000, this security amounted to $509,650 or 0.77% of net assets.
 (B)     When-issued security.
 MTN     Medium Term Note.
(DAGGER) See page 14 for Credit Rating Summary (unaudited).

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

WHITEHALL FUNDS TRUST
INCOME FUND
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2000
--------------------------------------------------------------------------------


                                             CREDIT
  PAR VALUE                               RATINGS(DAGGER)     VALUE
  ---------                               ---------           -----

 CORPORATE OBLIGATIONS -- 44.41%
              AUTOMOBILES -- 2.03%
$  800,000    Cooper Tire & Rubber Co.
              7.625%, 03/15/27...........   A3/BBB+     $         631,842
                                                        -----------------
              BANKING -- 4.63%
   500,000    Chase Manhattan Corp.
              Subordinated Notes
              7.125%, 02/01/07...........     A2/A-               496,172
   600,000    Santander Financial Issuances,
              Yankee
              7.875%, 04/15/05...........      A1/A               614,516
   350,000    Swiss Bank Corp., NY,
              Subordinated Debentures
              7.000%, 10/15/15...........    Aa2/AA              331,277
                                                        -----------------
                                                                1,441,965
                                                        -----------------
              COMMERCIAL SERVICES -- 1.32%
   500,000    Comdisco, Inc., Senior Notes
              9.500%, 08/15/03........... Baa1/BBB+               410,000
                                                        -----------------
              COMPUTERS -- 1.56%
   500,000    International Business
              Machine Corp.
              6.000%, 11/30/04...........     A1/NR               486,500
                                                        -----------------
              FINANCIAL SERVICES -- 11.62%
   200,000    Abbey National Plc,
              Subordinated Notes
              6.690%, 10/17/05...........   Aa3/AA-               199,094
 1,200,000    Advanta Corp., Series C, MTN
              7.300%, 07/31/01...........      B2/B             1,148,812
   500,000    CIT Group Inc.
              7.625%, 08/16/05...........     A1/A+               502,162
   865,000    General Electric Capital Corp.,
              Debentures
              8.500%, 07/24/08...........   Aaa/AAA               952,799
   800,000    Qwest Capital Funding, Inc.
              7.750%, 08/15/06 (A).......  Baa/BBB+               815,440
                                                        -----------------
                                                                3,618,307
                                                        -----------------


                                             CREDIT
  PAR VALUE                               RATINGS(DAGGER)     VALUE
  ---------                               ---------           -----

 INDUSTRIAL GOODS AND SERVICES -- 5.93%
$  950,000    Case Corp.
              6.250%, 12/01/03........... Baa3/BBB-     $         646,248
   500,000    Emerson Electric Co.
              7.875%, 06/01/05....... ...   Aa1/AA-               527,471
   700,000    P.H. Glatfelter Co., Notes,
              Series B
              6.875%, 07/15/07........... Baa2/BBB+               673,984
                                                        -----------------
                                                                1,847,703
                                                        -----------------
              INSURANCE -- 1.10%
   400,000    Loews Corp., Senior Notes
              7.000%, 10/15/23...........    A1/AA-               343,232
                                                        -----------------
              OIL AND GAS -- 2.31%
   750,000    Amoco Co.
              6.000%, 06/09/08...........   Aa1/AA+               719,003
                                                        -----------------
              SEMICONDUCTORS -- 2.04%
   650,000    Texas Instruments, Inc.
              6.125%, 02/01/06...........      A3/A               635,036
                                                        -----------------
              TELECOMMUNICATIONS -- 9.35%
 2,000,000    At Home Corp.
              4.750%, 12/15/06...........     B3/B-             1,110,000
   850,000    Clear Channel
              Communications, Inc.
              Senior Notes
              7.650%, 09/15/10........... Baa3/BBB-               840,897
   500,000    Motorola Inc.
              7.625%, 11/15/10...........   A1/A+                 512,228
   500,000    Sprint Capital Corp.
              6.125%, 11/15/08........... Baa1/BBB+               448,087
                                                        -----------------
                                                                2,911,212
                                                        -----------------
              TRANSPORTATION -- 1.57%
   495,308    Northwest Airlines Corp.
              7.950%, 03/01/15...........      A2/A               488,443
                                                        -----------------
              UTILITY -- 0.95%
   300,000    Jersey Central Power & Light Co.,
              First Mortgage
              7.125%, 10/01/04...........     A2/A+               296,909
                                                        -----------------
              TOTAL CORPORATE OBLIGATIONS...                   13,830,152
                                                        -----------------
              (Cost $14,402,622)


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

WHITEHALL FUNDS TRUST
INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) - NOVEMBER 30, 2000
--------------------------------------------------------------------------------


                                             CREDIT
  PAR VALUE                               RATINGS(DAGGER)     VALUE
  ---------                               ---------           -----

 U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 30.57%
              FEDERAL HOME LOAN
              MORTGAGE CORPORATION -- 4.34%
$1,348,377    7.500%, 12/15/27...........   AAA/AAA     $       1,348,012
                                                        -----------------
              FEDERAL NATIONAL
              MORTGAGE ASSOCIATION -- 20.87%
   967,021    7.500%, 02/01/15...........   Aaa/AAA               981,224
   482,334    7.000%, 06/01/15...........   Aaa/AAA               483,540
 1,951,628    7.000%, 07/01/15...........   Aaa/AAA             1,956,507
   660,664    7.000%, 04/18/28.......       Aaa/AAA               662,534
   457,685    7.000%, 08/01/29.......       Aaa/AAA               453,251
 1,000,000    6.500%, 12/31/30 (B)...       Aaa/AAA               971,563
 1,000,000    7.000%, 12/31/30 (B)...       Aaa/AAA               990,000
                                                        -----------------
                                                                6,498,619
                                                        -----------------
              GOVERNMENT NATIONAL
              MORTGAGE ASSOCIATION -- 3.87%
 1,235,756    6.500%, 04/15/29...........   Aaa/AAA             1,206,021
                                                        -----------------
              U.S. TREASURY BONDS -- 1.49%
   450,000    6.000%, 02/15/26...........   Aaa/AAA               464,591
                                                        -----------------
              TOTAL U.S. GOVERNMENT AND
              AGENCY OBLIGATIONS ...........                    9,517,243
                                                        -----------------
              (Cost $9,386,212)

 ASSET-BACKED SECURITIES -- 22.86%
   529,224    ABN AMRO Mortage Corp.,
              Series 2000-1, Class A4
              7.650%, 02/25/30...........   Aaa/AAA               534,262
   750,000    Associates Automobile
              Receivables Trust,
              Series 2000-2, Class A-3
              6.820%, 02/15/05...........   Aaa/AAA               755,039
   550,000    Citibank Credit Card, Series 2000-A3
              6.875%, 11/15/09...........   Aaa/AAA               557,820
   630,000    EQCC Home Equity Loan Trust,
              Series 1999-1,Class A4F
              6.134%, 07/20/28...........   Aaa/AAA               578,139
   975,205    First Union National Bank
              Commercial Mortgage,
              Series 2000-C1, Class-A1
              7.739%, 07/15/09...........   Aaa/AAA             1,019,603
   500,000    GMAC Commercial Mortgage
              Securities Inc., Series 1997-C2,
              Class A3
              6.566%, 11/15/07...........    Aaa/NR               489,668


                                             CREDIT
  PAR VALUE                               RATINGS(DAGGER)     VALUE
  ---------                               ---------           -----

 ASSET-BACKED SECURITIES (CONTINUED)
$  500,000    Greenpoint Maunufactured Housing,
              Series 2000-1, Class A2
              7.600%, 09/20/22...........   Aaa/AA-     $         508,435
   500,000    Household Automotive Trust IV,
              Series 2000-1, Class A4
              7.480%, 12/18/06...........   Aaa/AAA               514,800
   500,000    MMCA Automobile Trust,
              Series 2000-2, Class A3
              6.780%, 10/15/04...........   Aaa/AAA               503,969
   636,069    PNC Mortgage Acceptance Corp.,
              Series 2000-C1, Class A1
              7.520%, 06/15/08...........    Aaa/NR               658,046
   500,000    Residential Asset
              Securitization Trust,
              Series 1998-A9, Class 2A8
              6.750%, 09/25/28...........    NR/AAA               490,596
   500,000    World Omni Automobile
              Receivables Trust,
              Series 2000-A, Class A3
              7.130%, 02/16/04...........   Aaa/AAA               506,280
                                                        -----------------
              TOTAL ASSET-BACKED SECURITIES..                   7,116,657
                                                        -----------------
              (Cost $6,980,681)


    SHARES
  ---------

 CASH EQUIVALENTS -- 3.46%
 1,076,337    Bank of New York Cash
              Reserve Fund..................                    1,076,337
                                                        -----------------
              TOTAL CASH EQUIVALENTS .......                    1,076,337
                                                        -----------------
              (Cost $1,076,337)
              TOTAL INVESTMENTS-- 101.30% ..                   31,540,389
                                                        -----------------
              (Cost $31,845,852)
              LIABILITIES IN EXCESS OF
              OTHER ASSETS-- (1.30)%........                     (405,576)
                                                        -----------------
              NET ASSETS -- 100.00%.........            $      31,134,813
                                                        =================

  --------------------------------
 (A) Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold, in transactions exempt from registration, to qualified institutional buyers. At November 30, 2000, this security amounted to $815,440 or 2.62% of net assets.
 (B)      When-issued security.
 MTN      Medium Term Note.
 (DAGGER) See page 14 for Credit Rating Summary (unaudited).

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

WHITEHALL FUNDS TRUST
MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2000
--------------------------------------------------------------------------------


  PAR VALUE                                                   VALUE
  ---------                                                   -----

 COMMERCIAL PAPER (A) -- 52.49%
              AUTOMOBILES -- 3.76%
$  700,000    DaimlerChrysler, N.A. Holding Co.
              6.529%, 12/07/00.....................     $         699,244
                                                        -----------------
              FINANCIAL SERVICES -- 20.85%
   700,000    AI Credit Corp.
              6.524%, 12/18/00.....................               697,868
   600,000    Ford Motor Credit Co.
              6.505%, 12/22/00.....................               597,746
   700,000    General Electric Capital Corp.
              6.570%, 01/19/01.....................               693,835
   500,000    General Motors Acceptance Corp.
              6.598%, 01/05/01.....................               496,826
   700,000    John Deere Capital Corp.
              6.609%, 01/12/01.....................               694,659
   700,000    Verizon Global Funding Corp.
              6.615%, 01/19/01.....................               693,778
                                                        -----------------
                                                                3,874,712
                                                        -----------------
              FOOD AND BEVERAGES -- 7.51%
   700,000    Brown-Forman Corp.
              6.539%, 12/19/00.....................               697,732
   700,000    Campbell Soup Co.
              6.533%, 12/13/00.....................               698,493
                                                        -----------------
                                                                1,396,225
                                                        -----------------
              INDUSTRIAL GOODS AND SERVICES -- 2.15%
   400,000    Dupont (E.I.) de Nemours & Co.
              6.492%, 12/18/00.....................               398,787
                                                        -----------------
              MULTI-MEDIA -- 3.75%
   700,000    McGraw-Hill Cos.
              6.512%, 12/21/00.....................               697,484
                                                        -----------------
              PHARMACEUTICALS -- 3.76%
   700,000    Pfizer Inc.
              6.485%, 12/08/00.....................               699,122
                                                        -----------------
              UTILITIES -- 10.71%
   700,000    AT&T Corp.
              6.750%, 01/11/01.....................               694,682
   600,000    BellSouth Capital Funding
              6.504%, 12/12/00.............                       598,814
   700,000    Wisconsin Electric Fuel Trust
              6.530%, 12/19/00.....................               697,728
                                                        -----------------
                                                                1,991,224
                                                        -----------------
              TOTAL COMMERCIAL PAPER ..............             9,756,798
                                                        -----------------
              (Cost $9,756,798)


  PAR VALUE                                                   VALUE
  ---------                                                   -----


 U.S. GOVERNMENT AND AGENCY OBLIGATIONS (A) -- 44.94%
              FEDERAL FARM CREDIT BANK -- 6.95%
$1,300,000    6.502%, 01/08/01............. .......     $       1,291,177
                                                        -----------------
              FEDERAL HOME LOAN
              MORTGAGE CORPORATION -- 6.96%
   600,000    6.442%, 12/05/00.....................               599,575
   700,000    6.526%, 01/23/01.....................               693,343
                                                        -----------------
                                                                1,292,918
                                                        -----------------
              FEDERAL NATIONAL
              MORTGAGE ASSOCIATION -- 3.73%
   700,000    6.515%, 01/19/01.....................               693,864
                                                        -----------------
              U. S. TREASURY BILLS -- 27.30%
 2,200,000    5.991%, 12/07/00.....................             2,197,809
   500,000    6.405%, 12/18/00.....................               498,496
   200,000    6.184%, 01/18/01.....................               198,376
 2,200,000    6.062%, 01/25/01.....................             2,179,817
                                                        -----------------
                                                                5,074,498
                                                        -----------------
              TOTAL U.S. GOVERNMENT AND
              AGENCY OBLIGATIONS ..........                     8,352,457
                                                        -----------------
              (Cost $8,352,457)

   SHARES
   ------
   CASH EQUIVALENTS -- 2.62%
   486,846    Bank of New York Cash
              Reserve Fund.........................               486,846
                                                        -----------------
              TOTAL CASH EQUIVALENTS ..............               486,846
                                                        -----------------
              (Cost $486,846)
              TOTAL INVESTMENTS -- 100.05% ........            18,596,101
                                                        -----------------
              (Cost $18,596,101)

              LIABILITIES IN EXCESS OF
              OTHER ASSETS -- (0.05)%..............               (10,091)
                                                        -----------------
              NET ASSETS -- 100.00%................     $      18,586,010
                                                        =================
  ------------------------------
 (A) Interest rate presented represents annualized yield at time of purchase.


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

WHITEHALL FUNDS TRUST
PORTFOLIO OF INVESTMENTS (CONTINUED) - NOVEMBER 30, 2000
--------------------------------------------------------------------------------

                        CREDIT RATING SUMMARY (UNAUDITED)
                        ---------------------------------

CREDIT RATINGS GIVEN BY STANDARD & POOR'S CORPORATION AND MOODY'S INVESTORS SERVICES INC.

     MOODY'S   STANDARD & POOR'S
     -------   -----------------
       Aaa            AAA      Instrument judged to be of the highest quality
                               and carrying the smallest amount of investment
                               risk.
       Aa             AA       Instrument judged to be of high quality by all
                               standards.
        A              A       Instrument judged to be adequate by all
                               standards.
       Baa            BBB      Instrument judged to be of modest quality by all
                               standards.
       Ba             BB       Instrument judged to have speculative elements.
        B              B       Instrument judged to lack characteristics of the
                               desirable investment.

       NR             NR       Not Rated. In the opinion of the Investment
                               Advisor, instrument judged to be of comparable investment quality to rated securities which may be purchased by the Fund.

For items possessing the strongest investment attributes of their category, Moody's gives that letter rating followed by a number.

The Standard & Poor's rating may be modified by the addition of a plus or minus sign to show relative standings within the major rating categories.

U.S. Government and Agency Issues have an assumed rating of AAA/Aaa.


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                       This page intentionally left blank

WHITEHALL FUNDS TRUST
STATEMENTS OF ASSETS AND LIABILITIES
NOVEMBER 30, 2000
--------------------------------------------------------------------------------

                                                     GROWTH       GROWTH AND        INCOME         MONEY
                                                      FUND       INCOME FUND        FUND        MARKET FUND
                                                  ------------   ------------   ------------   ------------
ASSETS:
 Investments:
   Investments at cost.........................   $ 73,109,647   $ 49,420,126   $ 31,845,852   $ 18,596,101
   Net unrealized
     appreciation (depreciation)...............     55,178,261     17,748,164       (305,463)            --
                                                  ------------   ------------   ------------   ------------
   Total investments at value..................    128,287,908     67,168,290     31,540,389     18,596,101
 Cash..........................................        140,717         56,341         72,374             --
Receivables:
   Investments sold............................             --        502,811      1,109,951             --
   Fund shares sold............................        510,241         17,326          8,631             --
   Dividends and interest......................        136,860        462,113        485,735            442
   Due from affiliates.........................             --             --         25,228             --
   Due from investment advisor.................             --             --             --         10,228
 Other assets..................................             --             --          5,569            232
                                                  ------------   ------------   ------------   ------------
   Total Assets................................    129,075,726     68,206,881     33,247,877     18,607,003
                                                  ------------   ------------   ------------   ------------
LIABILITIES:
 Payables:
   Investments purchased.......................         90,128      2,006,656      2,006,456             --
   Fund shares repurchased.....................        241,704        250,409         49,540             --
   Advisory fees...............................         99,041         48,084         14,475             --
   Administration fees.........................         17,895          8,901          4,449          2,360
   Co-Administration fees......................          3,495          1,697            807             --
   Transfer agent fee..........................         15,167         15,650         13,152          6,901
   Trustees fees...............................          6,382          3,016          1,521          1,027
   12b-1 Distribution fees.....................          2,441          1,416          1,678             --
 Accrued expenses and
   other payables..............................         99,426         41,991         20,986         10,705
                                                  ------------   ------------   ------------   ------------
   Total Liabilities...........................        575,679      2,377,820      2,113,064         20,993
                                                  ------------   ------------   ------------   ------------
NET ASSETS.....................................   $128,500,047   $ 65,829,061   $31,134,813    $ 18,586,010
                                                  ============   ============   ============   ============
NET ASSETS CONSIST OF:
 Paid-in Capital...............................   $ 69,570,597   $ 47,517,926   $ 32,865,061   $ 18,596,368
 Accumulated undistributed (distribution
   in excess of)net investment income..........             --        180,604             --             --
 Accumulated net realized gain (loss)
   on investments sold.........................      3,751,189        382,367     (1,424,785)       (10,358)
 Net unrealized appreciation
   (depreciation)
   on investments..............................     55,178,261     17,748,164       (305,463)            --
                                                  ------------   ------------   ------------   ------------
TOTAL NET ASSETS...............................   $128,500,047   $ 65,829,061   $ 31,134,813   $ 18,586,010
                                                  ============   ============   ============   ============

   Shares of beneficial interest
     outstanding...............................      6,678,092      4,711,707      3,232,960     18,596,480
                                                  ============   ============   ============   ============
   Net asset value, offering and
     redemption price per share
     (Net Assets/Shares Outstanding)...........   $      19.24   $      13.97   $       9.63   $       1.00
                                                  ============   ============   ============   ============

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

WHITEHALL FUNDS TRUST
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED NOVEMBER 30, 2000
--------------------------------------------------------------------------------

                                                     GROWTH       GROWTH AND        INCOME         MONEY
                                                      FUND       INCOME FUND        FUND        MARKET FUND
                                                  ------------   ------------   ------------   ------------
INVESTMENT INCOME:
   Interest....................................   $         --   $  1,743,733   $  2,725,110   $  1,075,495
   Dividends...................................        982,302        274,733         38,881         25,136
                                                  ------------   ------------   ------------   ------------
     Total Income..............................        982,302      2,018,466      2,763,991      1,100,631
                                                  ------------   ------------   ------------   ------------
EXPENSES:
   Advisory....................................      1,308,202        561,338        241,083         62,565
   Co-Administration...........................         48,295         20,758         11,550          5,362
   Administration..............................        242,307        104,623         58,522         27,650
   Transfer Agent..............................        121,530         93,467         84,315         63,965
   Custody.....................................         64,447         27,702         15,407          7,156
   Professional Fees...........................        126,436         54,369         30,114         13,280
   Trustees....................................         40,404         17,116          9,507          4,818
   Printing....................................         35,774         15,386          4,016          4,055
   Registration and filing fees................         13,007         11,727         11,998         10,724
   Amortization of organization costs..........            977            977            977            977
   12b-1 distribution fees.....................         12,523          5,349          2,966             --
   Miscellaneous...............................         12,122            690          2,479          4,876
                                                  ------------   ------------   ------------   ------------
   Total expenses before waivers
        and/or reimbursement...................      2,026,024        913,502        472,934        205,428
                                                  ------------   ------------   ------------   ------------
   Less expenses waived
        and/or reimbursed......................        (24,060)       (10,721)        (6,119)       (90,500)
                                                  ------------   ------------   ------------   ------------
   Net expenses................................      2,001,964        902,781        466,815        114,928
                                                  ------------   ------------   ------------   ------------
 NET INVESTMENT INCOME (LOSS)..................     (1,019,662)     1,115,685      2,297,176        985,703
                                                  ------------   ------------   ------------   ------------

 NET REALIZED AND UNREALIZED
   GAINS (LOSSES)
   ON INVESTMENTS:
   Net realized gain (loss) on
     investment transactions...................     13,575,862        391,625     (1,365,273)          (998)
   Net change in unrealized appreciation
     (depreciation) on investments.............     (9,926,716)     2,575,251        820,014             --
                                                  ------------   ------------   ------------   ------------
 NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS..................      3,649,146      2,966,876       (545,259)          (998)
                                                  ------------   ------------   ------------   ------------
 NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS...................    $ 2,629,484   $  4,082,561   $  1,751,917    $   984,705
                                                  ============   ============   ============   ============


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

WHITEHALL FUNDS TRUST
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                 GROWTH AND
                                                                  GROWTH FUND                    INCOME FUND
                                                          ---------------------------   ---------------------------
                                                           YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                          NOVEMBER 30,   NOVEMBER 30,   NOVEMBER 30,   NOVEMBER 30,
                                                              2000            1999          2000           1999
                                                          ------------   ------------   ------------   ------------
INVESTMENT ACTIVITIES:
 Operations:
   Net investment income (loss).........................  $ (1,019,662)  $   (282,890)  $  1,115,685   $  1,244,452
   Net realized gain (loss) on investment
     transactions.......................................    13,575,862     14,568,242        391,625        164,669
   Net change in unrealized appreciation
     (depreciation) on investments......................    (9,926,716)    32,359,170      2,575,251      7,272,465
                                                          ------------   ------------   ------------   ------------
Net increase (decrease) in net assets resulting
from operations.........................................     2,629,484     46,644,522      4,082,561      8,681,586
                                                          ------------   ------------   ------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM NET
INVESTMENT INCOME:
   Premium Class*.......................................            --             --           (113)          (273)
   Service Class........................................            --             --     (1,203,313)      (981,730)
                                                          ------------   ------------   ------------   ------------
                                                                    --             --      1,203,426)      (982,003)
                                                          ------------   ------------   ------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS IN EXCESS OF
NET INVESTMENT INCOME:
   Premium Class*.......................................            --             --             --             --
   Service Class........................................            --             --             --             --
                                                          ------------   ------------   ------------   ------------
                                                                    --             --             --             --
                                                          ------------   ------------   ------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM REALIZED
GAINS ON INVESTMENTS:
   Premium Class*.......................................        (2,673)        (2,055)           (51)        (1,434)
   Service Class........................................   (14,226,351)   (14,694,987)      (167,379)    (5,724,142)
                                                          ------------   ------------   ------------   ------------
                                                           (14,229,024)   (14,697,042)      (167,430)    (5,725,576)
                                                          ------------   ------------   ------------   ------------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares issued..........................    44,324,786     16,667,882     12,909,750      4,923,466
   Dividends reinvested.................................    14,216,432     14,696,927      1,370,360      6,707,555
   Cost of shares redeemed..............................   (49,962,875)   (56,293,818)   (10,753,664)   (20,291,830)
                                                          ------------   ------------   ------------   ------------
Change in net assets from capital share transactions....     8,578,343    (24,929,009)     3,526,446     (8,660,809)
                                                          ------------   ------------   ------------   ------------
Capital contributions...................................            --             --             --             --
                                                          ------------   ------------   ------------   ------------
Net change in net assets................................    (3,021,197)     7,018,471      6,238,151     (6,686,802)
NET ASSETS:
   Beginning of year....................................   131,521,244    124,502,773     59,590,910     66,277,712
                                                          ------------   ------------   ------------   ------------
   End of year (including line A).......................  $128,500,047   $131,521,244   $ 65,829,061   $ 59,590,910
                                                          ============   ============   ============   ============
(A) Undistributed (distribution in excess of) net
investment income.......................................  $         --   $         --   $    180,604   $    266,241
                                                          ============   ============   ============   ============

----------------------------------------------------------
* The Premium Class closed on February 23, 2000 with respect to the Growth Fund, Growth and Income Fund and Income Fund, and on March 2, 2000 with respect to the Money Market Fund. The Premium Class was never offered to the public.


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                      18-19

WHITEHALL FUNDS TRUST
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                   MONEY
                                                                  INCOME FUND                   MARKET FUND
                                                          ---------------------------   ---------------------------
                                                           YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                          NOVEMBER 30,   NOVEMBER 30,   NOVEMBER 30,   NOVEMBER 30,
                                                              2000           1999           2000           1999
                                                          ------------   ------------   ------------   ------------
INVESTMENT ACTIVITIES:
 Operations:
   Net investment income (loss).........................  $  2,297,176   $  1,985,791   $    985,703   $    899,982
   Net realized gain (loss) on investment
     transactions.......................................    (1,365,273)       (41,725)          (998)          (559)
   Net change in unrealized appreciation
     (depreciation) on investments......................       820,014     (2,615,002)            --             --
                                                          ------------   ------------   ------------   ------------
Net increase (decrease) in net assets resulting
from operations.........................................     1,751,917       (670,936)       984,705        899,423
                                                          ------------   ------------   ------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM NET
INVESTMENT INCOME:
   Premium Class*.......................................          (186)          (804)          (186)          (621)
   Service Class........................................    (2,295,419)    (2,076,255)      (985,517)      (899,361)
                                                          ------------   ------------   ------------   ------------
                                                            (2,295,605)    (2,077,059)      (985,703)      (899,982)
                                                          ------------   ------------   ------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS IN EXCESS OF
NET INVESTMENT INCOME:
   Premium Class*.......................................            --            (10)            --             --
   Service Class........................................       (39,427)       (24,367)            --             --
                                                          ------------   ------------   ------------   ------------
                                                               (39,427)       (24,377)            --             --
                                                          ------------   ------------   ------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM REALIZED
GAINS ON INVESTMENTS:
   Premium Class*.......................................            --            (95)            --             --
   Service Class........................................            --       (253,847)            --             --
                                                          ------------   ------------   ------------   ------------
                                                                    --       (253,942)            --             --
                                                          ------------   ------------   ------------   ------------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares issued..........................    14,357,218      4,953,315     36,559,027     41,324,463
   Dividends reinvested.................................     2,331,588      2,357,031        931,385        900,063
   Cost of shares redeemed..............................   (20,770,299)    (7,327,447)   (39,417,874)   (40,307,779)
                                                          ------------   ------------   ------------   ------------
Change in net assets from capital share transactions....    (4,081,493)       (17,101)    (1,927,462)     1,916,747
                                                          ------------   ------------   ------------   ------------
Capital contributions...................................        25,228             --             --             --
                                                          ------------   ------------   ------------   ------------
Net change in net assets................................    (4,639,380)     3,043,415)    (1,928,460)     1,916,188
NET ASSETS:
   Beginning of year....................................    35,774,193     38,817,608     20,514,470     18,598,282
                                                          ------------   ------------   ------------   ------------
   End of year (including line A).......................  $ 31,134,813   $ 35,774,193   $ 18,586,010   $ 20,514,470
                                                          ============   ============   ============   ============
(A) Undistributed (distribution in excess of) net
investment income.......................................  $         --   $         --   $         --   $         --
                                                          ============   ============   ============   ============

----------------------------------------------------------
* The Premium Class closed on February 23, 2000 with respect to the Growth Fund, Growth and Income Fund and Income Fund, and on March 2, 2000 with respect to the Money Market Fund. The Premium Class was never offered to the public.


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                      18-19

WHITEHALL FUNDS TRUST
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                      GROWTH FUND
                                              -----------------------------------------------------------
                                                                YEARS ENDED NOVEMBER 30,
                                              -----------------------------------------------------------
                                                2000         1999         1998        1997        1996
                                              ---------   ---------    ---------   ---------   ----------
 NET ASSET VALUE,
 Beginning of Year..................          $   20.97   $   16.51    $   16.67   $   15.37   $    12.97
                                              ---------   ---------    ---------   ---------   ----------
 Income from Investment
 Operations:
   Net investment
     income gain (loss).............              (0.15)      (0.05)        0.07        0.35         0.14
   Net realized and unrealized
     gain on investment
     transactions...................               0.65        6.46         2.37        3.03         2.90
                                              ---------   ---------    ---------   ---------   ----------
   Total income from
     investment operations..........               0.50        6.41         2.44        3.38         3.04
                                              ---------   ---------    ---------   ---------   ----------
 Less Dividends from:
   Net investment income............                 --          --        (0.05)      (0.31)       (0.19)
   In excess of net
     investment income..............                 --          --           --       (0.24)       --
   Realized gains...................              (2.23)      (1.95)       (2.55)      (1.53)       (0.45)
                                              ---------   ---------    ---------   ---------   ----------
   Total Distributions..............              (2.23)      (1.95)       (2.60)      (2.08)       (0.64)
                                              ---------   ---------    ---------   ---------   ----------
 Net change in net asset
   value per share..................              (1.73)       4.46        (0.16)       1.30         2.40
                                              ---------   ---------    ---------   ---------   ----------
 NET ASSET VALUE,
   End of Year......................          $   19.24   $   20.97    $   16.51   $   16.67   $    15.37
                                              =========   =========    =========   =========   ==========
 Total Return (a)...................               1.96%      44.49%       17.87%      24.68%       24.61%
 Ratios/Supplemental Data:
 Net Assets at the end of
   year (in thousands)..............          $ 128,500   $ 131,496    $ 124,485   $ 105,386   $   93,640
 Ratios to average net assets:
   Expenses before waivers(DAGGER)..               1.26%       1.04%        1.04%       0.99%        0.99%
   Expenses net of waivers..........               1.24%       0.93%        0.94%       0.89%        0.89%
   Net investment
     income (loss)
   (net of waivers).................              (0.63)%     (0.23)%       0.32%       0.74%        0.93%
 Portfolio Turnover Rate............                  7%          6%          92%         44%          27%

--------------------------------------------------------------------------
(DAGGER) During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(a) Total return is based on the change in net asset value during the period and assumes reinvestment of all dividends and distributions.


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                                                GROWTH  AND INCOME FUND
                                              -----------------------------------------------------------
                                                                YEARS ENDED NOVEMBER 30,
                                              -----------------------------------------------------------
                                                2000         1999         1998        1997        1996
                                              ---------   ---------    ---------   ---------   ----------
 NET ASSET VALUE,
 Beginning of Year..................          $   13.33   $   12.90    $   13.51   $   12.76   $    11.79
                                              ---------   ---------    ---------   ---------   ----------
 Income from Investment
 Operations:
   Net investment income............               0.24        0.26         0.38        0.50         0.34
   Net realized and
     unrealized gain
     on investment
     transactions...................               0.70        1.50         1.41        1.27         1.26
                                              ---------   ---------    ---------   ---------   ----------
   Total income from
     investment operations..........               0.94        1.76         1.79        1.77         1.60
                                              ---------   ---------    ---------   ---------   ----------
 Less Dividends from:
   Net investment income............              (0.26)      (0.20)       (0.38)      (0.50)       (0.36)
   Realized gains...................              (0.04)      (1.13)       (2.02)      (0.52)       (0.27)
                                              ---------   ---------    ---------   ---------   ----------
   Total Distributions..............              (0.30)      (1.33)       (2.40)      (1.02)       (0.63)
                                              ---------   ---------    ---------   ---------   ----------
 Net change in net asset
   value per share..................               0.64        0.43        (0.61)       0.75         0.97
                                              ---------   ---------    ---------   ---------   ----------
 NET ASSET VALUE,
   End of Year......................          $   13.97   $   13.33    $   12.90   $   13.51   $    12.76
                                              =========   =========    =========   =========   ==========
 Total Return (a)...................               6.93%      15.23%       15.98%      14.69%       14.08%
 Ratios/Supplemental Data:
 Net Assets at the end of
   year (in thousands)..............          $  65,829   $  59,572    $  66,262   $  61,867   $   64,232
 Ratios to average net assets:
   Expenses before waiver(DAGGER)...               1.32%       1.11%        1.01%       1.07%        1.09%
   Expenses net of waiver...........               1.31%       1.00%        0.91%       0.97%        0.99%
   Net investment income
   (net of waivers).................               1.61%       2.02%        2.95%       2.91%        2.98%
 Portfolio Turnover Rate............                 73%         42%          76%        138%          77%

--------------------------------------------------------------------------
(DAGGER) During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(a) Total return is based on the change in net asset value during the period and assumes reinvestment of all dividends and distributions.



                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

WHITEHALL FUNDS TRUST
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                      INCOME FUND
                                              ------------------------------------------------------------
                                                                YEARS ENDED NOVEMBER 30,
                                              ------------------------------------------------------------
                                                2000          1999         1998        1997        1996
                                              ---------    ---------    ---------   ---------   ----------
 NET ASSET VALUE,
 Beginning of Year..................          $    9.79    $   10.61    $   10.36   $   10.22   $    10.72
                                              ---------    ---------    ---------   ---------   ----------
 Income from Investment
 Operations:
   Net investment income............               0.57         0.55         0.59        0.57         0.54
   Net realized and unrealized
     gain (loss) on investment
     transactions...................              (0.15)       (0.72)        0.33        0.14        (0.12)
                                              ---------    ---------    ---------   ---------   ----------
   Total income (loss) from
     investment operations..........               0.42        (0.17)        0.92        0.71         0.42
                                              ---------    ---------    ---------   ---------   ----------
 Less Dividends from:
   Net investment income............              (0.58)       (0.57)       (0.59)      (0.57)       (0.54)
   In excess of net
     investment income..............              (0.01)       (0.01)       --          --           --
   Realized gains...................              --           (0.07)       (0.08)      --           (0.38)
                                              ---------    ---------    ---------   ---------   ----------
   Total distributions..............              (0.59)       (0.65)       (0.67)      (0.57)       (0.92)
                                              ---------    ---------    ---------   ---------   ----------
 Capital contributions..............               0.01        --           --          --           --
                                              ---------    ---------    ---------   ---------   ----------
 Net change in net asset
   value per share..................              (0.16)       (0.82)        0.25        0.14        (0.50)
                                              ---------    ---------    ---------   ---------   ----------
 NET ASSET VALUE,
   End of Year......................          $    9.63    $    9.79    $   10.61   $   10.36   $    10.22
                                              =========    =========    =========   =========   ==========
 Total Return (a)...................               4.49%(b)    (1.79)%       9.27%       7.20%        4.25%
 Ratios/Supplemental Data:
 Net Assets at the end of
   year (in thousands)..............          $  31,135    $  35,760    $  38,803   $  31,628   $   27,768
 Ratios to average net assets:
   Expenses before waivers(DAGGER)..               1.23%        1.13%        0.90%       1.17%        1.22%
   Expenses net of waivers..........               1.21%        1.02%        0.80%       1.07%        1.12%
   Net investment income
   (net of waivers).................               5.96%        5.37%        5.63%       5.61%        5.07%
 Portfolio Turnover Rate............                223%          70%          93%        210%         160%

--------------------------------------------------------------------------
(DAGGER) During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(a) Total return is based on the change in net asset value during the period and assumes reinvestment of all dividends and distributions.
(b) Total return for the period would have been lower by 1% if a capital contribution of $25,228 had not been made.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                                                   MONEY MARKET FUND
                                              -----------------------------------------------------------
                                                                YEARS ENDED NOVEMBER 30,
                                              -----------------------------------------------------------
                                                2000          1999         1998        1997        1996
                                              ---------   ---------    ---------   ---------   ----------
 NET ASSET VALUE,
 Beginning of Year..................          $    1.00   $    1.00    $    1.00   $    1.00   $     1.00
                                              ---------   ---------    ---------   ---------   ----------
 Income from Investment
 Operations:
   Net investment income............               0.06        0.04         0.05        0.05         0.05
                                              ---------   ---------    ---------   ---------   ----------
 Less Dividends from:
   Net investment income............              (0.06)      (0.04)       (0.05)      (0.05)       (0.05)
                                              ---------   ---------    ---------   ---------   ----------
 NET ASSET VALUE,
   End of Year......................          $    1.00   $    1.00    $    1.00   $    1.00   $     1.00
                                              =========   =========    =========   =========   ==========
 Total Return (a)...................               5.71%       4.54%        5.27%       4.96%        4.88%
 Ratios/Supplemental Data:
 Net Assets at the end of
   year (in thousands)..............          $  18,586   $  20,500    $  18,585   $  25,784   $   34,269
 Ratios to average net assets:
   Expenses before waivers
     and reimbursement(DAGGER)......               1.15%       1.07%        0.76%       0.99%        0.95%
   Expenses net of waivers
     and reimbursement..............               0.64%       0.64%        0.41%       0.64%        0.65%
   Net investment income
      (net of waivers)..............               5.50%       4.46%        5.16%       4.84%        4.82%

--------------------------------------------------------------------------
(DAGGER) During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated.
(a) Total return is based on the change in net asset value during the period and assumes reinvestment of all dividends and distributions.


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

WHITEHALL FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
FOR THE YEAR ENDED NOVEMBER 30, 2000
--------------------------------------------------------------------------------

     NOTE 1 -- ORGANIZATION. Whitehall Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end diversified management investment company and currently consists of four separate investment portfolios: Growth Fund (formerly IBJ Core Equity
Fund), Growth and Income Fund (formerly IBJ Blended Total Return Fund), Income Fund (formerly IBJ Core Fixed Income Fund) and Money Market Fund (formerly IBJ Reserve Money Market Fund) (individually, a "Fund", and collectively, the "Funds"), each offering one class of shares. The Board of Trustees approved the termination of each Fund's Premium Class, which was never offered to the public, on October 28, 1999. The Premium Class was closed on February 23, 2000 with respect to Growth Fund, Growth and Income Fund and Income Fund, and on March 2, 2000 with respect to Money Market Fund.

At a special meeting of the shareholders of the Growth Fund, Growth and Income Fund and Income Fund, held on January 28, 2000, shareholders approved a new investment advisory agreement which increased the advisory fees payable to IBJ Whitehall Bank and Trust Company (the "Advisor" or "Whitehall") to 0.85%, 0.85% and 0.65% of the average daily net assets of the Growth Fund, Growth and Income Fund and Income Fund, respectively. At the meeting, shareholders also approved the adoption of a Rule 12b-1 Distribution Plan for the Growth Fund, Growth and Income Fund and Income Fund, under which the Trust's Distributor may be paid up to 0.25% of the average daily net assets of each of these Funds.

The investment objective of the Growth Fund ("Growth") is to seek long-term capital appreciation through investment primarily in a diversified portfolio of common stock (and securities convertible into common stock) of publicly traded U.S. companies. Growth may also invest in the common stock, convertible securities, preferred stocks and warrants of any U.S. companies, the equity securities of foreign companies (if traded "over-the-counter") and American Depositary Receipts.

The investment objective of the Growth and Income Fund ("Growth and Income") is to provide investors with long-term capital appreciation and current income for high total return by investing in varying proportions of equities and debt securities depending on the projected strength of the equity and debt markets at the time of purchase.

The investment objective of the Income Fund ("Income") is to provide current income plus capital appreciation by investing at least 65% of its total assets in bonds such as U.S. Government securities, corporate bonds, asset-backed securities (including mortgage-backed securities), savings and loan and U.S. and foreign bank obligations, commercial paper, and related repurchase agreements.

The investment objectives of the Money Market Fund ("Money Market") are current income, liquidity and the maintenance of a stable $1.00 net asset value per share by investing in high quality, U.S. dollar-denominated short-term obligations.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies followed by the Funds in the preparation of the financial statements. The policies are in conformity with generally accepted accounting principles in the United States. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

         (A) PORTFOLIO VALUATIONS: Each Fund's shares are priced at net asset value. The net asset value per share of the Funds is calculated as of 12:00 noon (Eastern time) for Money Market and as of 4:00 p.m. (Eastern time) for each of the non-money market funds. Securities listed on an exchange are valued on the basis of the last sale prior to the time the valuation is made. If there has been no sale since the immediately previous valuation, then the current bid price is used. Quotations are taken from the exchange where the security is primarily traded. Portfolio securities which are primarily traded on foreign exchanges may be valued with the assistance of a pricing service and are generally valued on the basis of the bid price at the close of business on each business day. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Trustees. Money Market uses the amortized cost method to value its portfolio securities, in accordance with Rule 2a-7 under the 1940 Act, as amended, and seeks to maintain a constant net asset value of $1.00 per share. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security.

WHITEHALL FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
FOR THE YEAR ENDED NOVEMBER 30, 2000 (CONTINUED)
--------------------------------------------------------------------------------

         (B) SECURITIES TRANSACTIONS AND RELATED INCOME: The Funds record security transactions on a trade date basis. Interest income, including accretion of discount and amortization of premium, is accrued daily. Dividend income is recognized on the ex-dividend date. Realized gains and losses from security transactions are recorded on an identified cost basis.

         (C) EXPENSES: The Trust accounts separately for the assets, liabilities and operations of each Fund. Direct expenses of a Fund are charged to that Fund, while general Trust expenses are allocated proportionately among each Fund within the Trust in relation to the net assets of each Fund or on another reasonable basis. The investment income and expense of a Fund and realized and unrealized gains and losses on investments of a Fund are based upon their relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

         (D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Income and Money Market's net investment income is declared daily and paid monthly. Growth's net investment income is declared and paid annually. Growth and Income's net investment income is declared and paid quarterly. Net realized gains on portfolio securities, if any, are distributed at least annually by each Fund. However, to the extent net realized gains can be offset by capital loss carryover, such gains will not be distributed. Dividends and distributions are recorded by the Funds on the ex-dividend date. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividend and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. Permanent book/tax differences are primarily attributable to redesignation of distributions and paydowns.

         (E) FEDERAL INCOME TAXES: It is the Funds' policy to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute timely all of their net investment company taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required.

         (F) WHEN-ISSUED TRANSACTIONS: The Funds may purchase securities on a when-issued and delayed delivery basis. These transactions arise when securities are purchased by a Fund with payment and delivery taking place in the future.

         (G) In November 2000 the American Institute of Certified Public Accountants (AICPA)issued a revised version of the AICPAAudit and Accounting Guide for Investment Companies (the "Guide"). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. Management of the Whitehall Funds' Trust does not anticipate that the adoption of the Guide will have a significant effect on the financial statements.

NOTE 3 -- AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES. The Trust, on behalf of each Fund, has entered into investment advisory agreements (the "Advisory Agreements") with the Advisor. Pursuant to the terms of the Advisory Agreements, the Advisor was entitled to a fee that is calculated daily and paid monthly based on the average daily net assets of each Fund, through February 1, 2000 at the annual rate of: 0.60% for Growth, and Growth and Income; 0.50% for Income; and 0.35% for Money Market. As of February 2, 2000, the Advisor is entitled to a fee that is calculated daily and paid monthly based on the average daily net assets of each Fund, at the annual rate of 0.85% for Growth and Growth and Income; 0.65% for Income; and 0.35% for Money Market. From December 1, 1999 through February 1, 2000, the Advisor contractually agreed to waive a portion of its management fee equal to 0.10% of average daily net assets with respect to Growth, Growth and Income and Income. This resulted in fee waivers of $24,060, $10,721 and $6,119 for

WHITEHALL FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
FOR THE YEAR ENDED NOVEMBER 30, 2000 (CONTINUED)
--------------------------------------------------------------------------------

Growth, Growth and Income and Income Funds, respectively. As of February 2, 2000 that waiver was discontinued. Through November 30, 2000, the Advisor has contractually agreed to waive its management fee and to reimburse the Money Market Fund up to $35,000 for its other expenses. This resulted in the Advisor waiving $62,565 in management fees and reimbursing expenses of $22,573 for the year ended November 30, 2000. Under the terms of its contractual waiver, the Advisor may charge the Money Market Fund up to its full management fee and may reimburse the Money Market Fund less than $35,000 if, in doing so, the Money Market Fund's net expenses would not exceed 0.64% of average daily net assets. Whitehall also serves as custodian for all the Funds.

In September 1998, Whitehall entered into a Co-Administration Services Contract with the Trust. Under this contract, Whitehall performs supplemental administrative services, including (i) supervising the activities of PFPC Inc., a member of PNC Financial Services Group (formerly known as PNC Bank Corp.), and the Funds' other service providers, (ii) serving as liaison with the Trustees and (iii) providing general product management and oversight to the extent not provided by PFPC Inc. In consideration of Whitehall's services under this contract, the Trust pays Whitehall a monthly fee with respect to each Fund at an annual rate of 0.03% of the average daily net assets of the Fund during the preceding month. For the year ended November 30, 2000, Whitehall received co-administration fees of $48,295, $20,758, $11,550 and $5,362 for Growth, Growth and Income, Income and Money Market Funds, respectively, and has waived fees of $5,362 for the Money Market Fund.

The Trust and PFPC Inc. have entered into an administration agreement under which PFPC Inc. ("Administrator") provides services for a fee, computed daily and paid monthly, at the annual rate of 0.15% of average daily net assets of each Fund up to $500 million; 0.10% of average daily net assets of each Fund in excess of $500 million up to $1 billion; and 0.075% of average daily net assets of each Fund in excess of $1 billion. The services are subject to the supervision of the Trust's Board of Trustees and officers and include the day-to-day administration of matters related to the corporate existence of the Trust, maintenance of its records, preparation of reports, supervision of the Trust's arrangements with its custodian and assistance in the preparation of the Trust's registration statements under federal and state laws. Prior to December 1, 1999, the services described above were provided by First Data Investor Services Group, Inc. a wholly-owned subsidiary of First Data Corp. On that date, PFPC Trust Co., a wholly-owned subsidiary of PFPC Worldwide, Inc., and an indirect wholly-owned subsidiary of PNC Bank Corp., acquired all the outstanding stock of First Data Investor Services Group, Inc. As part of that transaction, PFPC Inc., also an indirect wholly-owned subsidiary of PNC Bank Corp., was merged with First Data Investor ServicesGroup, Inc. which then changed its name to PFPC Inc.

The Administrator made a voluntary contribution of $25,228 to the Income Fund during the fiscal year ended November 30, 2000 to offset the effects of incorrect income accruals during the year. The Administrator received no shares of beneficial interest or other consideration in exchange for the contribution, which increased the Fund's net assets.

In addition, PFPC Inc. also provides certain fund accounting and related services. PFPC Inc. also serves as transfer agent for the Funds pursuant to a Transfer Agency and Services Agreement with the Trust effective March 1, 1998.

WHITEHALL FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
FOR THE YEAR ENDED NOVEMBER 30, 2000 (CONTINUED)
--------------------------------------------------------------------------------

Effective January 2, 2001, PFPC Distributors, Inc., a wholly-owned subsidiary of PFPC Inc., (the "Distributor") serves as the distributor of the Trust's shares. From December 1, 1999 to January 2, 2001 Provident Distributors, Inc. ("PDI") acted as exclusive distributor of the Trust's shares. Prior to December 1, 1999, First Data Distributors, Inc, a wholly-owned subsidiary of First Data Investor Services Group, Inc. and an indirect wholly-owned subsidiary of First Data Corporation, acted as exclusive distributor of the Trust's shares.

Effective February 2, 2000, the Trust has adopted a Rule 12b-1 Distribution Plan and Agreement (the "Plan") pursuant to Rule 12b-1 under the 1940 Act for Growth, Growth and Income and Income Funds. The Distributor may be paid a fee of up to 0.25% of the average daily net assets of each of these Funds. For the year ended November 30, 2000, PDI received 12b-1 fees of $12,523, $5,349 and $2,966 for Growth, Growth and Income and Income, respectively. The Distributor serves as the exclusive distributor of the shares of each Fund pursuant to the Plan.

NOTE 4 -- TRUSTEE COMPENSATION. The Trust pays each unaffiliated Trustee an annual retainer fee of $10,000 ($12,000 for the Chairman of the Board), plus a meeting fee of $1,000 for each Board of Trustees meeting attended and $1,000 ($1,500 for the chairman of the Audit Committee) for each Audit committee meeting of the Trust attended. The Trust also reimburses expenses incurred by each unaffiliated Trustee in attending such meetings. Trustees who are affiliated receive no compensation from the Trust.

NOTE 5 -- SECURITIES TRANSACTIONS. For the year ended November 30, 2000, the cost of purchases and the proceeds from sales of the Funds' portfolio securities (excluding short-term investments), amounted to the following:


                                                 PURCHASES                                   SALES
                                     ---------------------------------         ----------------------------------
                                    U.S. GOVERNMENT          OTHER            U.S. GOVERNMENT           OTHER
                                     -------------       -------------         -------------        -------------
Growth..........................     $          --       $  10,235,193         $          --        $  26,527,331
Growth and Income...............        26,776,867          27,979,262            28,988,048           20,558,900
Income..........................        49,038,090          35,245,938            53,390,324           35,261,091

The aggregate gross unrealized appreciation and depreciation, net unrealized appreciation (depreciation) and cost for all securities as computed on a federal income tax basis, at November 30, 2000 for each Fund is as follows


                                                                                    NET
                                         GROSS              GROSS              APPRECIATION
                                     APPRECIATION       (DEPRECIATION)        (DEPRECIATION)             COST
                                     -------------       -------------         -------------        -------------
Growth..........................     $  58,692,080       $   3,599,405         $  55,092,675        $  73,195,233
Growth and Income...............        18,564,929             816,765            17,748,164           49,420,126
Income..........................           476,339             781,802              (305,463)          31,845,852
Money Market....................                --                  --                    --           18,596,101

WHITEHALL FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
FOR THE YEAR ENDED NOVEMBER 30, 2000 (CONTINUED)
--------------------------------------------------------------------------------

Note 6 -- Capital Share Transactions. The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 each. Transactions in shares of the Funds are as follows:

                                                                       GROWTH
                                     ----------------------------------------------------------------------------
                                                YEAR ENDED                                 YEAR ENDED
                                              NOVEMBER 30, 2000                       NOVEMBER 30, 1999
                                     ---------------------------------         ----------------------------------
                                        SHARES               AMOUNT               SHARES              AMOUNT
                                     -------------       -------------         -------------        -------------
SERVICE CLASS
Issued............................       1,898,462       $  44,324,786               951,004        $  16,667,882
Reinvested........................         708,925          14,213,759             1,035,579           14,694,872
Redeemed..........................      (2,200,064)        (49,934,699)           (3,254,310)         (56,293,818)
                                     -------------       -------------         -------------        -------------
Net increase (decrease)...........         407,323       $   8,603,846            (1,267,727)       $ (24,931,064)
                                     =============       =============         =============        =============
PREMIUM CLASS*
Issued............................              --       $          --                    --        $          --
Reinvested........................             133               2,673                   144                2,055
Redeemed..........................          (1,330)            (28,176)                   --                   --
                                     -------------       -------------         -------------        -------------
Net increase (decrease)...........          (1,197)      $     (25,503)                  144        $       2,055
                                     =============       =============         =============        =============

* The Premium Class closed on February 23, 2000.


                                                                  GROWTH AND INCOME
                                     ----------------------------------------------------------------------------
                                                YEAR ENDED                                 YEAR ENDED
                                              NOVEMBER 30, 2000                       NOVEMBER 30, 1999
                                     ---------------------------------         ----------------------------------
                                        SHARES               AMOUNT               SHARES              AMOUNT
                                     -------------       -------------         -------------        -------------
SERVICE CLASS
Issued............................         853,538       $  12,909,750               395,393        $   4,923,466
Reinvested........................          91,338           1,370,195               567,864            6,705,849
Redeemed..........................        (701,089)        (10,739,570)           (1,632,376)         (20,291,830)
                                     -------------       -------------         -------------        -------------
Net increase (decrease)...........         243,787       $   3,540,375              (669,119)       $  (8,662,515)
                                     =============       =============         =============        =============
PREMIUM CLASS*
Issued............................              --       $          --                    --        $          --
Reinvested........................              12                 165                   145                1,706
Redeemed..........................          (1,409)            (14,094)                   --                   --
                                     -------------       -------------         -------------        -------------
Net increase (decrease)...........          (1,397)      $     (13,929)                  145        $       1,706
                                     =============       =============         =============        =============

WHITEHALL FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
FOR THE YEAR ENDED NOVEMBER 30, 2000 (CONTINUED)
--------------------------------------------------------------------------------


                                                                       INCOME
                                     ----------------------------------------------------------------------------
                                                YEAR ENDED                                 YEAR ENDED
                                              NOVEMBER 30, 2000                       NOVEMBER 30, 1999
                                     ---------------------------------         ----------------------------------
                                        SHARES               AMOUNT               SHARES              AMOUNT
                                     -------------       -------------         -------------        -------------
SERVICE CLASS
Issued............................       1,488,238       $  14,357,218               488,803        $   4,953,315
Reinvested........................         240,706           2,331,440               231,913            2,356,121
Redeemed..........................      (2,147,027)        (20,755,401)             (725,186)          (7,327,447)
                                     -------------       -------------         -------------        -------------
Net increase (decrease)...........        (418,083)      $  (4,066,743)               (4,470)       $     (18,011)
                                     =============       =============         =============        =============
PREMIUM CLASS*
Issued............................              --       $          --                    --        $          --
Reinvested........................              14                 148                    90                  910
Redeemed..........................          (1,476)            (14,898)                   --                   --
                                     -------------       -------------         -------------        -------------
Net increase (decrease)...........          (1,462)      $     (14,750)                   90        $         910
                                     =============       =============         =============        =============

* The Premium Class closed on February 23, 2000.


                                                                       INCOME
                                     ----------------------------------------------------------------------------
                                                YEAR ENDED                                 YEAR ENDED
                                              NOVEMBER 30, 2000                       NOVEMBER 30, 1999
                                     ---------------------------------         ----------------------------------
                                        SHARES               AMOUNT               SHARES              AMOUNT
                                     -------------       -------------         -------------        -------------
SERVICE CLASS
Issued............................      36,559,027       $  36,559,027            41,324,463        $  41,324,463
Reinvested........................         931,215             931,215               899,474              899,442
Redeemed..........................     (39,403,410)        (39,403,410)          (40,307,779)         (40,307,779)
                                     -------------       -------------         -------------        -------------
Net increase (decrease)...........      (1,913,168)      $  (1,913,168)            1,916,158        $   1,916,126
                                     =============       =============         =============        =============
PREMIUM CLASS*
Issued............................              --       $          --                    --        $          --
Reinvested........................             170                 170                   621                  621
Redeemed..........................         (14,464)            (14,464)                   --                   --
                                     -------------       -------------         -------------        -------------
Net increase......................         (14,294)      $     (14,294)                  621        $         621
                                     =============       =============         =============        =============

* The Premium Class closed on March 2, 2000.

WHITEHALL FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
FOR THE YEAR ENDED NOVEMBER 30, 2000 (CONTINUED)
--------------------------------------------------------------------------------

NOTE 7 -- CAPITAL LOSS CARRYOVERS. At November 30, 2000, Income and Money Market had the following capital loss carryovers:

                             CAPITAL LOSS CARRYOVER        EXPIRATION DATE
                             ----------------------        ---------------
Income                           $    61,083                    2007
                                   1,344,373                    2008

Money Market                     $     2,781                    2003
                                       4,513                    2004
                                       1,260                    2005
                                         247                    2006
                                         532                    2007
                                       1,025                    2008


NOTE 8 -- FEDERAL INCOME TAX INFORMATION (UNAUDITED). During the year ended November 30, 2000, the following Funds declared long-term capital distributions in the following amounts:

Growth..................................    $   10,162,809
Growth and Income.......................           167,430

For corporate shareholders, 24.16% and 18.85% of total ordinary income distributions paid during the fiscal year ended November 30, 2000 for the Growth and Growth and Income Funds, respectively, qualifies for the corporate dividends received deduction.


NOTE 9 -- SHAREHOLDER VOTING RESULTS (UNAUDITED): A Special Meeting of the Shareholders was held on January 28, 2000, the following represents the results of the proposals voted on:

         PROPOSAL #1 To approve a Distribution Plan for Whitehall Growth Fund, Whitehall Growth & Income Fund and Whitehall Income Fund.

                                                Affirmative         Against           Abstain          Total
                                              ----------------  ---------------- ---------------- ----------------
Whitehall Growth Fund.....................       3,814,235          245,585           626,777        4,686,598
Whitehall Growth and Income Fund..........       3,104,704          332,291           173,245        3,610,241
Whitehall Income Fund.....................       3,160,621           24,632           123,191        3,308,445



         PROPOSAL #2 To approve a new investment advisory agreement between the Whitehall Growth Fund, Whitehall Growth andIncome Fund, and Whitehall Income Fund and IBJ Whitehall Bank & Trust Company with respect to the Funds.

                                                Affirmative         Against           Abstain          Total
                                              ----------------  ---------------- ---------------- ----------------
Whitehall Growth Fund.....................       3,743,480          313,564           629,553        4,686,598
Whitehall Growth and Income Fund..........       3,079,274          356,111           174,854        3,610,241
Whitehall Income Fund.....................       3,164,585           20,934           122,926        3,308,445

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Shareholders and Trustees of
Whitehall Funds Trust

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Whitehall Funds Trust, (comprising, respectively, the Whitehall Growth Fund (formerly, IBJ Core Equity Fund), Whitehall Growth and Income Fund (formerly, IBJ Blended Total Return Fund), Whitehall Income Fund (formerly, IBJ Core Fixed Income Fund), and the Whitehall Money Market Fund (formerly, IBJ Reserve Money Market Fund), collectively, the "Trust"), as of November 30, 2000, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the two years in the period ended November 30, 1997 were audited by other auditors, whose report dated January 19, 1998, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in financial statements and financial highlights. Our procedures included verification by examination of securities held by the custodian as of November 30, 2000 and confirmation of securities not held by the custodian by correspondence with brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios comprising Whitehall Funds Trust at November 30, 2000, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States.


/S/ SIGNATURE  ERNST & YOUNG LLP


New York, New York
January 5, 2001

    ---------------------------------------------------------------------------
    WHITEHALL FUNDS TRUST

    An investment in shares of the Trust is neither insured nor guaranteed by the FDIC or the U.S. Government. Although the Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Shares of the Trust are not deposits or obligations of, or guaranteed or endorsed by, IBJ Whitehall Bank & Trust Company, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency, and may involve investment risk, including the possible loss of principal. The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The views contained herein are subject to change at any time based on market and other conditions.

    PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
    ---------------------------------------------------------------------------

WHITEHALL FUNDS TRUST

BOARD OF TRUSTEES

 George H. Stewart
     Chairman

 Stephen V.R. Goodhue
     Trustee

 Robert H. Dunker
     Trustee

 Pierre de St. Phalle
     Trustee

------------------------

 Officers

 Joseph E. Breslin
     President

 Elizabeth W. Lawrence
     Vice President

 Peter L. Kirby
     Treasurer

 Michael C. Kardok
     Assistant Treasurer

 Frank J. DiPietro
     Assistant Treasurer

 Judith L. Levy
     Secretary

 David C. Lebisky
     Assistant Secretary

Investment Advisor
------------------
IBJ Whitehall Bank & Trust Company
320 Park Avenue, 10th Floor
New York, New York 10022

Administrator
-------------
PFPC Inc.
4400 Computer Drive
Westborough, MA 01581

Distributor
-----------
PFPC Distributors, Inc.
3200 Horizon Drive
King of Prussia, PA 19406

Custodian
---------
IBJ Whitehall Bank & Trust Company
320 Park Avenue, 10th Floor
New York, New York 10022

Counsel
-------
Paul, Weiss, Rifkind, Wharton & Garrison
1285 Avenue of the Americas
New York, New York 10019

Independent Auditors
--------------------
Ernst & Young LLP
787 Seventh Avenue
New York, New York 10019

This report is for the information of the shareholders of Whitehall Funds Trust. Its use in connection with any offering of the Trust's shares is authorized only in case of a concurrent or prior delivery of the Trust's current prospectus.

                         [GRAPHIC OMITTED: LOGO W 1923]

IBJ WHITEHALL FINANCIAL GROUP
320 Park Avenue, 10th Floor
New York NY 10022
www.thewhitehallfunds.com